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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21238

Registrant Name: Nicholas-Applegate Convertible & Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 29, 2008

Date of Reporting Period: May 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK-39.9%
	Agriculture-1.1%
148	Bunge Ltd, 4.875%, 12/31/49	Ba1/BB	$16,328,025

	Automotive-2.8%
483	Ford Motor Co., Capital Trust II, 6.50%, 1/15/32	Caa2/CCC-	17,785,207
	General Motors Corp.,
680	5.25%, 3/6/32, Ser. B	Caa1/B-	14,375,200
300	6.25%, 7/15/33	Caa1/B-	6,936,000
			39,096,407
	Banking-2.4%
263	Washington Mutual Capital Trust, 5.375%, 5/1/41, Ser. UNIT	A3/BBB	14,799,750
166	Wells Fargo Co., 8.00%, 6/1/08, Ser. AAPL	Aa1/AA+	19,617,223
			34,416,973
	Commercial Services-1.0%
287	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	14,126,033

	Electric-4.2%
367	AES Trust III, 6.75%, 10/15/29	B3/B	18,375,516
278	Entergy Corp., 7.625%, 2/17/09	NR/BBB	19,176,440
58	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	22,228,500
			59,780,456
	Financial Services-15.1%
490	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (c)	Aa1/AA	16,434,600
522	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3/NR	15,738,806
	Goldman Sachs Group, Inc.,
616	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	15,746,025
763	20.00%, 12/31/07 (Time Warner, Inc.) (d)	Aa3/NR	15,107,106
404	20.00%, 3/6/08 (Echostar Communications Corp.) (d)	Aa3/NR	16,853,002
378	Lazard Ltd, 6.625%, 5/15/08	Ba1/NR	17,462,129
	Lehman Brothers Holdings, Inc.,
650	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (d)	A1/A+	18,681,000
257	20.00%, 8/15/07, Ser. UTX (United Technologies Corp.) (d)	A1/A+	15,609,529
434	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (d)	A1/A+	18,589,046
	Morgan Stanley,
219	20.00%, 12/15/07 (Exxon Mobil Corp.) (d)	Aa3/A+	16,370,829
465	20.00%, 1/31/08 (AT&T, Inc.) (d)	Aa3/A+	17,404,710
32	20.00%, 3/8/08 (Google, Inc.) (d)	Aa3/NR	14,897,844
448	20.00%, 3/24/08 (The Walt Disney) (d)	Aa3/NR	15,351,109
			214,245,735
	Hand/Machine Tools-1.3%
16	Stanley Works, 6.975%, 5/17/12 (c)	A2/A	18,594,225

	Insurance-3.9%
526	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	17,782,920
598	Platinum Underwriters Holdings Ltd, 6.00%, 2/15/09, Ser. A	NR/BB+	19,360,250
635	XL Capital Ltd, 7.00%, 2/15/09	A3/A-	18,135,600
			55,278,770
	Metals & Mining-1.3%
152	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	18,613,371

	Oil & Gas-1.1%
138	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	15,519,725

	Packaging & Containers-0.0%
10	Owens-Illinois, Inc. 4.75, 12/31/49	Caa1/B-	412,500

	Pharmaceuticals-1.6%
300	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	22,168,387

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Real Estate-1.1%
606	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, REIT	B2/B-	$15,743,000

	Retail-0.5%
6	Blockbuster, Inc., 7.50%, 12/31/49	NR/NR	6,886,462

	Telecommunications-1.3%
310	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	17,980,000

	Waste Disposal-1.2%
51	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	17,776,000

	Total Convertible Preferred Stock (cost-$531,345,380)		566,966,069

CORPORATE BONDS & NOTES-39.2%
Principal
Amount
(000)
	Advertising-0.7%
$9,150	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	10,225,125

	Apparel-1.0%
	Levi Strauss & Co.,
2,000	9.75%, 1/15/15	B2/B	2,182,500
11,010	12.25%, 12/15/12	B2/B	11,973,375
			14,155,875
	Automotive-2.3%
11,285	Exide Technologies, 10.50%, 3/15/13	Caa1/CCC	11,679,975
11,040	General Motors Corp., 8.375%, 7/15/33	Caa1/B-	10,267,200
9,260	Goodyear Tire & Rubber Co., 11.25%, 3/1/11	Ba3/B+	10,162,850
			32,110,025
	Chemicals-2.0%
11,290	Georgia Gulf Corp., 10.75%, 10/15/16 (a)	B3/B-	11,402,900
6,298	Huntsman LLC, 11.625%, 10/15/10	Ba1/BB+	6,770,350
5,790	Lyondell Chemical Co., 10.875%, 5/1/09	B2/B	5,790,000
4,765	PolyOne Corp., 10.625%, 5/15/10	B2/B+	5,015,163
			28,978,413
	Coal-0.5%
7,655	James River Coal Co., 9.375%, 6/1/12	Ca/CC	7,540,175

	Commercial Services-2.0%
10,590	Cenveo Corp., 7.875%, 12/1/13	B3/B-	10,510,575
8,285	Hertz Corp., 10.50%, 1/1/16	B2/B	9,351,694
8,280	Vertrue, Inc., 9.25%, 4/1/14	Ba3/B	9,097,650
			28,959,919
	Computers-0.5%
7,235	Unisys Corp., 8.00%, 10/15/12	B2/B+	7,271,175

	Electric-1.6%
10,645	AES Corp., 9.50%, 6/1/09	B1/B	11,323,619
10,570	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	11,449,762
			22,773,381
	Electronics-0.8%
10,335	Stoneridge, Inc., 11.50%, 5/1/12	B2/B	10,942,181

	Financial Services-2.8%
9,400	Alamosa Delaware, Inc., 11.00%, 7/31/10	Baa3/BBB	9,970,420
6,295	AMR Holdings Co., 10.00%, 2/15/15	B3/B-	6,987,450
9,205	Ford Motor Credit Co., 7.00%, 10/1/13	B1/B	8,809,148
3,223	MedCath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	3,472,782
10,135	Sally Holdings LLC, 10.50%, 11/15/16 (a)	Caa1/CCC+	10,502,394
			39,742,194

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Food Products-0.8%
$10,815	Pilgrim's Pride Corp., 9.625%, 9/15/11	B1/B	$11,247,600

	Healthcare-1.0%
6,325	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	6,214,312
7,525	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	Caa1/CCC+	8,164,625
			14,378,937
	Home Builders-0.7%
10,260	William Lyon Homes, Inc., 10.75%, 4/1/13	B3/B	10,195,875

	Home Furnishings-0.7%
9,670	Central Garden & Pet Co., 9.125%, 2/1/13	B2/B	10,129,325

	Machinery-0.8%
10,730	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB+	11,266,500

	Metals & Mining-1.2%
2,207	AK Steel Corp., 7.875%, 2/15/09	B2/B+	2,207,000
7,090	PNA Group, Inc., 10.75%, 9/1/16 (a)	B3/B-	7,869,900
6,910	RathGibson, Inc., 11.25%, 2/15/14	B3/B-	7,324,600
			17,401,500
	Miscellaneous-0.5%
6,723	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)	NR/NR	7,193,609

	Multi-Media-1.7%
12,791	CCH I LLC, 11.00%, 10/1/15	Caa2/CCC	13,974,167
1,400	Idearc, Inc., 8.00%, 11/15/16 (a)	B2/B+	1,450,750
9,165	Sirius Satellite Radio, Inc., 9.625%, 8/1/13	Caa1/CCC	9,233,738
			24,658,655
	Office Furnishings-0.8%
	Interface, Inc.,
4,625	9.50%, 2/1/14	B3/CCC+	5,064,375
5,625	10.375%, 2/1/10	B1/B	6,187,500
			11,251,875
	Paper Products-1.1%
3,704	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	3,704,000
11,055	NewPage Corp., 12.00%, 5/1/13	B3/CCC+	12,271,050
			15,975,050
	Pharmaceuticals-0.5%
7,235	Leiner Health Products, Inc., 11.00%, 6/1/12	Caa2/CCC	7,126,475

	Retail-6.9%
12,160	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B3/B-	12,828,800
10,600	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	B3/CCC+	11,024,000
	Claire's Stores, Inc.,
1,400	9.25%, 6/1/15 (a)	Caa1/CCC+	1,387,750
9,220	10.50%, 6/1/17 (a)	Caa2/CCC+	9,024,075
5,410	El Pollo Loco Finance Corp., 11.75%, 11/15/13	Caa1/CCC+	5,951,000
10,975	Michaels Stores, Inc., 10.00%, 11/1/14 (a)	B2/CCC	11,853,000
11,295	Neiman-Marcus Group, Inc., 10.375%, 10/15/15	B3/B-	12,706,875
11,450	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B	12,323,062
10,960	Rite Aid Corp., 8.625%, 3/1/15	Caa1/CCC+	10,631,200
9,190	Star Gas Partners L.P., 10.25%, 2/15/13, Ser. B	Caa3/CCC	9,833,300
			97,563,062
	Semi-Conductors-0.8%
10,595	Freescale Semiconductor, Inc., 10.125%, 12/15/16 (a)	B2/B	10,608,244

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Telecommunications-5.7%
$2,135	Centennial Communications Corp., 10.00%, 1/1/13	Caa1/CCC	$2,316,475
11,640	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B	Caa1/CCC	13,386,000
10,600	Intelsat Bermuda Ltd, 11.25%, 6/15/16	Caa1/B	12,110,500
10,948	Level 3 Financing, Inc., 12.25%, 3/15/13	B3/CCC+	12,809,160
13,510	Millicom International Cellular S.A., 10.00%, 12/1/13	B2/B+	14,793,450
10,820	Nortel Networks Ltd, 10.75%, 7/15/16 (a)	B3/B-	12,280,700
12,155	West Corp., 11.00%, 10/15/16	Caa1/B-	13,142,594
			80,838,879
	Theaters-0.8%
9,215	AMC Entertainment, Inc., 11.00%, 2/1/16	B2/CCC+	10,516,619

	Travel Services-1.0%
12,440	TDS Investor Corp., 11.875%, 9/1/16 (a)	Caa1/CCC+	14,026,100

	Total Corporate Bonds & Notes (cost-$534,205,310)		557,076,768

CONVERTIBLE BONDS & NOTES-14.7%
	Banking-1.2%
18,000	UBS AG Jersey Branch, 22.00%, 8/15/07 (a)	NR/NR	17,055,000

	Commercial Services-3.1%
10,125	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	11,453,906
11,000	Memberworks, Inc., 5.50%, 10/1/10	NR/B-	14,011,250
17,985	Quebecor World USA, Inc., 6.00%, 10/1/07	Caa1/B-	18,164,850
			43,630,006
	Computers-1.1%
14,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	15,282,000

	Electric-1.3%
5,425	PG&E Corp., 9.50%, 6/30/10	NR/NR	19,197,719

	Hotels/Gaming-0.2%
2,125	Mandalay Resort Group, Inc., 6.10%, 3/21/33 (c)	Ba2/BB	3,006,875

	Oil & Gas-1.3%
12,500	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	19,109,375

	Retail-1.3%
18,535	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	18,164,300

	Telecommunications-5.2%
16,600	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	20,895,250
20,000	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	19,200,000
18,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	18,361,250
15,440	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	15,131,200
			73,587,700

	Total Convertible Bonds & Notes (cost-$196,810,587)		209,032,975

U.S. GOVERNMENT SECURITIES-3.1%
	United States Treasury Notes,
28,960	10.375%, 11/15/12		29,636,506
13,725	12.00%, 8/15/13		14,851,960
	Total U.S. Government Securities (cost-$47,830,703)		44,488,466

Nicholas-Applegate Convertible & Income Fund II Schedule of Investments
May 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
SHORT-TERM INVESTMENTS-3.1%
	Corporate Bonds & Notes-0.8%
	Hotels/Gaming-0.8%
$11,080	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	B1/B+	$11,135,400
	(cost-$11,137,498)

	Time Deposit-2.3%
32,600	JP Morgan — Grand Cayman, 4.62%, 6/1/07		32,600,380
	(cost-$32,600,380)

	Total Short-Term Investments (cost-$43,737,878)		43,735,780

	Total Investments (cost-$1,353,929,858)—100.0%		$1,421,300,058

Notes to Schedule of Investments

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which over-the-counter market is the primary market of for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)

144A-security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on May 31, 2007

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
NR - Not Rated
REIT - Real Estate Investment Trust

Other Investments:

Interest rate cap agreement outstanding at May 31, 2007:

	Notional	Termination		Payment received	Unrealized
Counterparty	Amount	Date	Premium	by Fund	Appreciation
UBS AG	$505,000,000	1/15/08	$6,329,859	1 month LIBOR-BBA	$1,447,141
				over 3% strike price

LIBOR - London Interbank Offered Rate

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Act (17 CFR 270.30a-3(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 20, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 20, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 20, 2007